Loan Servicing (Details) (FHLMC [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
FHLMC [Member]
Mortgage loans serviced for others are not reported as assets
FHLMC	$ 22,623	$ 16,373